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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C. fka GEM Value Partners, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois    5/15/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois    5/15/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois    5/15/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            22

Form 13F Information Table Value Total:       296,611
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                 GEM 13F FILING
                                 March 31, 2006
                           FORM 13F INFORMATION TABLE

                                                             VALUE                           INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------  ----------  --------   ----------   --------  ----------
AMERICAN TOWER CORP                CL A         029912201     11,436     377,174              SOLE                     377,174
AVALONBAY CMNTYS INC                COM         053484101     16,771     153,718              SOLE                     153,718
BOSTON PROPERTIES INC               COM         101121101      6,256      67,087              SOLE                      67,087
CARNIVAL CORP                   PAIRED CTF      143658300     16,662     351,745              SOLE                     351,745
CARNIVAL CORP                   PAIRED CTF      143658300      2,269      47,900    CALL      SOLE                      47,900
D R HORTON INC                      COM         23331A109     12,589     378,972              SOLE                     378,972
HILTON HOTELS CORP                  COM         432848109     34,105   1,339,564              SOLE                   1,339,564
HOST MARRIOTT CORP NEW              COM         44107P104     25,295   1,181,990              SOLE                   1,181,990
ISTAR FINL INC                      COM         45031U101      4,611     120,445              SOLE                     120,445
M D C HLDGS INC                     COM         552676108      9,434     146,695              SOLE                     146,695
MACERICH CO                         COM         554382101     14,828     200,520              SOLE                     200,520
MARRIOTT INTL INC NEW              CL A         571903202     21,912     319,421              SOLE                     319,421
MILLS CORP                          COM         601148109      6,384     228,000              SOLE                     228,000
POST PPTYS INC                      COM         737464107      8,954     201,205              SOLE                     201,205
PROLOGIS                        SH BEN INT      743410102      9,456     176,750              SOLE                     176,750
RECKSON ASSOCS RLTY CORP            COM         75621K106     15,506     338,405              SOLE                     338,405
REGENCY CTRS CORP                   COM         758849103     13,499     200,911              SOLE                     200,911
SENIOR HSG PPTYS TR             SH BEN INT      81721M109      5,430     300,000              SOLE                     300,000
SL GREEN RLTY CORP                  COM         78440X101     22,711     223,753              SOLE                     223,753
SPIRIT FIN CORP                     COM         848568309      9,905     811,860              SOLE                     811,860
STARWOOD HOTELS & RESORTS WRLD  PAIRED CTF      85590A203     14,469     213,629              SOLE                     213,629
TOLL BROTHERS INC                   COM         889478103     14,129     408,000              SOLE                     408,000
                                                --------------------------------                                    ----------
                                                  Total:     296,611   7,787,744                                     7,787,744
                                                ================================                                    ==========